Credit Quality of Financing Receivables and Allowance for Credit losses - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Average recorded investments in impaired loans	$ 3,598	[1]	¥ 295,679	[1]	¥ 368,539	¥ 402,868
Recognition of interest income on impaired loans	58		4,732		4,225	7,875
Interest received in cash on impaired loans	$ 51		¥ 4,180		¥ 3,592	¥ 4,841

[1]	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.